Restatement of Previously Issued Financial Statements (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash at bank	$ 145,257	$ 277,836	$ 101,719	$ 194,590
Account receivable, net	790,626	353,703	194,138	264,749
Inventories	29,659	131,474	1,238,316	1,487,683
Amounts due from related companies			324,337	188,202
Deferred offering costs	237,982	163,461
Prepaid expenses and other current assets		116,963
Total current assets		1,043,437
Non-current assets
Equity investment	562,000	562,000
Right-of-use assets	577,665	523,519	759,314	1,005,649
Property, plant and equipment, net	2,395	4,772	10,659	15,353
Total non-current assets	1,142,060	1,090,291	769,973	1,021,002
Total assets		2,133,728
Liabilities
Bank loan, current	1,561,983	1,358,221	462,029	402,254
Accrued liabilities and other current payables	756,830	770,218	234,408	257,854
Lease liabilities - current		79,475
Total current liabilities	2,482,686	2,207,914	835,574	761,242
Non-current Liabilities
Lease liabilities - non-current	578,866	608,068	709,248	934,610
Total liabilities	3,387,027	2,815,982	1,911,475	1,957,103
Total deficit
Ordinary shares	17,710	17,680	17,547	17,145
Additional paid-in capital	2,813,431	2,703,081	2,115,207	1,563,472
Accumulated deficit	(3,214,881)	(3,517,091)	(1,367,834)	(242,269)
Accumulated other comprehensive income	179,191	97,451	176,480	162,145
Zhong Yuan Bio-Technology Holdings Limited stockholders' deficit	(204,549)	(698,879)	941,400	1,500,493
Non-controlling interest	(14,245)	16,625
Total deficit	$ (218,794)	(682,254)	$ 941,400	$ 1,500,493	$ 1,479,810
Total liabilities and deficit		2,133,728
Previously Reported [Member]
Current assets
Cash at bank		277,836
Account receivable, net		353,703
Inventories		131,474
Amounts due from related companies		156,826
Deferred offering costs
Prepaid expenses and other current assets		280,424
Total current assets		1,200,263
Non-current assets
Equity investment		562,000
Right-of-use assets		513,409
Property, plant and equipment, net		4,772
Total non-current assets		1,080,181
Total assets		2,280,444
Liabilities
Bank loan, current		1,358,221
Accrued liabilities and other current payables		576,521
Lease liabilities - current		80,060
Total current liabilities		2,014,802
Non-current Liabilities
Lease liabilities - non-current		595,587
Total liabilities		2,610,389
Total deficit
Ordinary shares		17,680
Additional paid-in capital		2,703,081
Accumulated deficit		(3,164,249)
Accumulated other comprehensive income		96,918
Zhong Yuan Bio-Technology Holdings Limited stockholders' deficit		(346,570)
Non-controlling interest		16,625
Total deficit		(329,945)
Total liabilities and deficit		2,280,444
Revision of Prior Period, Adjustment [Member]
Current assets
Cash at bank
Account receivable, net
Inventories
Amounts due from related companies		(156,826)
Deferred offering costs		163,461
Prepaid expenses and other current assets		(163,461)
Total current assets		(156,826)
Non-current assets
Equity investment
Right-of-use assets		10,110
Property, plant and equipment, net
Total non-current assets		10,110
Total assets		(146,716)
Liabilities
Bank loan, current
Accrued liabilities and other current payables		193,697
Lease liabilities - current		(585)
Total current liabilities		193,112
Non-current Liabilities
Lease liabilities - non-current		12,481
Total liabilities		205,593
Total deficit
Ordinary shares
Additional paid-in capital
Accumulated deficit		(352,842)
Accumulated other comprehensive income		533
Zhong Yuan Bio-Technology Holdings Limited stockholders' deficit		(352,309)
Non-controlling interest
Total deficit		(352,309)
Total liabilities and deficit		$ (146,716)